Minimum Future Rentals on Non-Cancelable Operating Leases (Detail) (USD $)	Dec. 31, 2011
2012	$ 2,850
2013	600
2014	600
2015	600
2016	600
Thereafter	3,300
Total minimum future rentals	8,550
Pad and Roads
2012	2,250
Total minimum future rentals	2,250
Compressor End Pad
2012	600
2013	600
2014	600
2015	600
2016	600
Thereafter	3,300
Total minimum future rentals	$ 6,300